Group income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated operations
Consolidated sales revenue	$ 26,802	$ 26,667
Net operating costs (excluding items disclosed separately)	(18,096)	(17,535)
Net impairment reversals/(charges)	41	(1,175)
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(488)	(710)
Operating profit	8,259	7,247
Share of profit after tax of equity accounted units	422	431
Profit before finance items and taxation	8,681	7,678
Finance items
Net exchange gains on external net debt and intragroup balances	43	103
(Losses)/gains on derivatives not qualifying for hedge accounting	(81)	32
Finance income	272	245
Finance costs	(381)	(536)
Amortisation of discount on provisions	(419)	(592)
Net finance income (expense)	(566)	(748)
Profit before taxation	8,115	6,930
Taxation	(2,225)	(1,983)
Profit after tax for the period	5,890	4,947
– attributable to owners of Rio Tinto (net earnings)	5,808	5,117
– attributable to non-controlling interests	$ 82	$ (170)
Basic earnings per share (in USD per share)	$ 3.579	$ 3.157
Diluted earnings per share (in USD per share)	$ 3.558	$ 3.139